Share-based Compensation (Details) - Schedule of Restricted Stock Unit - Restricted Stock Units (RSUs) [Member] - shares		9 Months Ended	12 Months Ended
	May 01, 2023	Sep. 30, 2023	Dec. 31, 2022
Share-based Compensation (Details) - Schedule of Restricted Stock Unit [Line Items]
Non-vested balance at beginning		1,383,897	1,274,137
Number of Shares, Granted	60,000		1,125,000
Number of Shares, Vested			(890,122)
Number of Shares, Forfeited/Expired			(125,118)
Non-vested balance at ending		0	1,383,897